Derivatives (Schedule Of Commodity Swap Contracts Outstanding) (Details) - Brass [Member] - Cash Flow Hedging [Member] $ in Millions	12 Months Ended
	Sep. 30, 2017 USD ($) T	Sep. 30, 2016 USD ($) T
Derivative [Line Items]
Notional Amount | T	1.3	1.0
Contract Value | $	$ 6.6	$ 4.0